S000065632 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	78 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
J.P. Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		19.26%	1.12%	1.94%
Performance Inception Date				Jun. 28, 2019
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%	(2.15%)	(0.13%)
Performance Inception Date				Jun. 28, 2019
Class I
Prospectus [Line Items]
Average Annual Return, Percent		20.84%	1.85%	1.95%
Performance Inception Date				Jun. 28, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.71%	0.74%	0.95%
Performance Inception Date				Jun. 28, 2019
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.35%	0.94%	1.06%
Performance Inception Date				Jun. 28, 2019
Class N
Prospectus [Line Items]
Average Annual Return, Percent		20.42%	1.57%	1.69%
Performance Inception Date				Jun. 28, 2019
Class I2
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.73%	1.74%	1.85%
Performance Inception Date	[1]			Jun. 28, 2019
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[2]	20.84%	1.85%	1.95%
Performance Inception Date	[2]			Jun. 28, 2019

[1]
Class I2 shares of the Fund were not available for purchase until November 3, 2025. Performance shown prior to that inception date is that of Class I shares (which invest in the same portfolio of securities as Class I2 shares), reduced by an estimate of the additional operating expenses that would have applied to Class I2 shares prior to November 3, 2025. The actual additional expenses incurred had Class I2 shares begun operations earlier may have been greater or less than that estimate.

[2]	Class R6 shares of the Fund have not commenced operations as of the date of this Prospectus. For this reason, the performance information shown is for another class of shares (Class I shares) that is invested in the same portfolio of securities as Class R6 shares. Annual returns of the share classes would differ only to the extent that Class R6 shares and Class I shares have different expenses.